Financial instruments - Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	$ (9,024)	$ 0
Green Hydrogen
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	1,422	0
Forsee Power
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(10,474)	0
HyCap Fund
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	26	0
CleanH2 Fund
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	$ 2	$ 0